N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Group Variable Annuity Contracts
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Group Variable Annuity Contracts | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Innovations (Series II)
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Innovations (Series II) | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Innovations
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Innovations | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Solutions Cornerstone (Series II)
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Cornerstone (Series II) | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Solutions Cornerstone
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Cornerstone | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Solutions New Jersey Institutions of Higher Ed.
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions New Jersey Institutions of Higher Ed. | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Solutions Standard (Series II)
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Standard (Series II) | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Solutions Standard
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Standard | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
State of Iowa Retirement Investors Club 403(b)
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
State of Iowa Retirement Investors Club 403(b) | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Solutions State of Connecticut
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions State of Connecticut | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Solutions Standard (Series A)
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Standard (Series A) | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Hartford 403(b) Cornerstone Innovations
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Hartford 403(b) Cornerstone Innovations | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Solutions Chicago Public Schools
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Chicago Public Schools | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Solutions Standard (Series A-II)
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Standard (Series A-II) | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%